Segment And Geographic Information (Summary Of Revenue By Geographic Region) (Details) - USD ($) $ in Millions	3 Months Ended										6 Months Ended		11 Months Ended		12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	[1]	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	May. 31, 2014	May. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Software license fees and subscriptions	$ 139.9			$ 132.8							$ 260.9	$ 324.8	$ 479.2	$ 427.8	$ 548.3	$ 518.1
Product updates and support fees	354.3			372.0							710.9	745.7	1,330.3	1,340.9	1,465.9	1,441.2
Software revenues	494.2			504.8							971.8	1,070.5	1,809.5	1,768.7	2,014.2	1,959.3
Consulting services and other fees	169.1			180.8							331.8	368.3	629.4	677.0	747.6	758.7
Total revenues	663.3	$ 658.7	$ 657.4	685.6	$ 753.2		$ 740.3	$ 672.7	$ 698.5	$ 650.3	1,303.6	1,438.8	2,438.9	$ 2,445.7	2,761.8	2,718.0
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Software license fees and subscriptions	97.9			85.2							185.5	201.8	300.8		338.2	307.8
Product updates and support fees	229.0			231.5							459.6	459.5	840.7		895.3	883.8
Software revenues	326.9			316.7							645.1	661.3	1,141.5		1,233.5	1,191.6
Consulting services and other fees	92.5			90.9							177.7	179.3	312.7		347.4	354.5
Total revenues	419.4			407.6							822.8	840.6	1,454.2		1,580.9	1,546.1
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Software license fees and subscriptions	33.0			37.3							59.0	93.0	133.7		160.9	160.4
Product updates and support fees	99.4			110.4							198.6	225.9	386.3		453.0	433.4
Software revenues	132.4			147.7							257.6	318.9	520.0		613.9	593.8
Consulting services and other fees	64.3			74.5							129.2	156.6	264.7		331.2	328.7
Total revenues	196.7			222.2							386.8	475.5	784.7		945.1	922.5
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Software license fees and subscriptions	9.0			10.3							16.4	30.0	44.7		49.2	49.9
Product updates and support fees	25.9			30.1							52.7	60.3	103.3		117.6	124.0
Software revenues	34.9			40.4							69.1	90.3	148.0		166.8	173.9
Consulting services and other fees	12.3			15.4							24.9	32.4	52.0		69.0	75.5
Total revenues	$ 47.2			$ 55.8							$ 94.0	$ 122.7	$ 200.0		$ 235.8	$ 249.4

[1]	Due to the change in our fiscal year end, the sum of the four quarters of fiscal 2015 reflected above are not additive to the 11-month transition period of fiscal 2015. In the first quarter of fiscal 2015, we began reporting our quarterly results on the basis of our new fiscal calendar and the first quarter of fiscal 2015 reflects the three months ended July 31, 2014. As such, the results of May 2014, which were included in our audited results for fiscal 2014, were also included in our first quarter of fiscal 2015 as reported. However, the results for May 2014 are not included in our results for the 11-month transition period of fiscal 2015 which reflects our results for June 2014 through April 2015.